Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Short-term deposits	$ 40,000	$ 170,000
Cash at bank and on hand	58,923	79,299
Total	$ 98,923	$ 249,299	$ 82,644	$ 295,572